LEASE - Carrying amount of lease liabilities and movement during the year (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Carrying amount at 1 January	¥ 7,086,151
New leases	122,354
Lease modification (i)	6,147,096
Accretion of interest recognized during the year	366,858	¥ 466,796	¥ 487,249
Payments	(1,128,004)
Carrying amount at 31 December	12,594,455	7,086,151
Current portion	987,664	¥ 828,272
Non-current portion	¥ 11,606,791